SHARE-BASED COMPENSATION - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Expiration period	10 years
Risk-free interest rate (as a percent)	1.60%	1.10%	1.00%
Dividend yield (as a percent)	0.40%	0.30%	0.40%
Expected volatility (as a percent)	37.00%	40.00%	36.00%
Expected lives (in years)	6 years 9 months 18 days	6 years 2 months 12 days	6 years 1 month 6 days
Strike price (in dollars per share)	$ 92.33	$ 105.12	$ 84.48
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU/common stock conversion ratio	1
Outstanding (in shares) | shares	9,687	8,057
Outstanding (in dollars per share)	$ 79.82	$ 77.90
Intrinsic value, outstanding | $	$ 812
Weighted average remaining contractual term, outstanding	1 year 2 months 12 days
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares) | shares	3,667
Outstanding (in dollars per share)	$ 78.31
Intrinsic value, outstanding | $	$ 307
Weighted average remaining contractual term, outstanding	1 year 8 months 12 days